Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
18. INVENTORIES

	2019	2018
Non-current
Spare parts	1,599,010	1,086,218
Allowance for obsolete inventories	(30,355)	(44,361)

Total	1,568,655	1,041,857

Current
Finished products	489,582	595,989
Production in progress	1,577,277	1,656,335
Raw materials, materials and spare parts	2,791,835	2,868,792
Fuels	555,672	690,360

Total	5,414,366	5,811,476